Offerings	Dec. 20, 2024
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, No Par Value per Share
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, No Par Value per Share
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares(3)
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
(3)    Each depositary share will be issued under a deposit agreement, will represent an interest in a fractional share or multiple shares of preferred stock and will be evidenced by a depositary receipt.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants(4)
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
(4)    Each series of warrants will be issued under a warrant agreement, will represent an interest in one or more shares of common stock, preferred stock, depositary shares, debt securities or units, or any combination thereof and will be evidenced by warrant certificates.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Purchase Contracts(5)
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
(5)    Purchase contracts may be issued separately or as part of units consisting of a purchase contract and one or more securities, may include contracts obligating holders to purchase or sell one or more shares of common stock, preferred stock, depositary shares, debt securities, warrants or other security or property and may require holders to secure their obligations under the contracts in a specified manner.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units(6)
Offering Note
(1)    The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of all of the registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(2)    An unspecified indeterminate aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be issued at unspecified indeterminate prices. The securities registered also include such unspecified amounts and numbers of common stock, preferred stock and other securities as may be issued upon conversion of or exchange for preferred stock, debt securities, purchase contracts or warrants that provide for conversion or exchange or pursuant to the anti-dilution provisions of any such securities. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are represented by depositary shares.
(6)    Each unit will be issued under a unit agreement or indenture and will represent an interest in one or more shares of common stock, shares of preferred stock, depositary shares, debt securities, purchase contracts, warrants and other securities in any combination, which may or may not be separable from one another.